OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Salaries	$ 1,568,432	$ 1,449,765	$ 1,350,956
Private premium	402,154	378,979	322,420
Social security contributions	334,831	319,424	308,116
Bonuses	112,843	560,149	440,493
Indemnization payment	100,228	140,633	107,992
Other benefits	526,242	517,874	474,077
Total Salaries and employee benefit	$ 3,044,730	$ 3,366,824	$ 3,004,054